Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable:	$ 31,404,732	$ 21,378,868
Retention receivable	664,740	559,064
Less: allowance for credit losses	(992,180)	(1,880,343)
Accounts receivable, net	$ 30,412,552	$ 19,498,525